share-based compensation (Tables)	6 Months Ended
Jun. 30, 2021
share-based compensation
Details of share-based compensation expense

Periods ended June 30 (millions)		2021			2020
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$48	$—	$48	$38	$—	$38
Employee share purchase plan	(c)	11	(11)	—	5	(5)	—
Share option awards	(d)	4	—	4	3	—	3
		$63	$(11)	$52	$46	$(5)	$41
TELUS Technology Solutions		$39	$(11)	$28	$32	$(5)	$27
Digitally-led customer experiences		24	—	24	14	—	14
		$63	$(11)	$52	$46	$(5)	$41
SIX-MONTH
Restricted share units	(b)	$98	$—	$98	$60	$—	$60
Employee share purchase plan	(c)	20	(20)	—	14	(14)	—
Share option awards	(d)	11	(22)	(11)	4	—	4
		$129	$(42)	$87	$78	$(14)	$64
TELUS Technology Solutions		$74	$(20)	$54	$61	$(14)	$47
Digitally-led customer experiences		55	(22)	33	17	—	17
		$129	$(42)	$87	$78	$(14)	$64

1	Within employee benefits expense (see Note 8), for the three-month period ended June 30, 2021, restricted share unit expense of $48 and share option expense of $4 is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the Digitally-led customer experiences segment; for the six-month period ended June 30, 2021, restricted share unit expense of $93 and share option expense of $10 is presented as share-based compensation expense and the balance is included in restructuring costs of the Digitally-led customer experiences segment.

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2021	2020
Restricted share units without market performance conditions
Restricted share units with only service conditions	8,529,275	5,718,328
Notional subset affected by total customer connections performance condition	500,204	298,957
	9,029,479	6,017,285
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,500,613	896,870
	10,530,092	6,914,155

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2021	Three months			Six months
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	8,943,373	—	$24.96	6,017,285	—	$24.55
Vested	—	29,581	$24.59	—	29,870	$24.58
Granted
Initial award	73,674	—	$26.79	2,984,181	—	$25.83
In lieu of dividends	108,699	363	$25.38	181,106	728	$25.41
Vested	(14,055)	14,055	$25.13	(24,004)	24,004	$24.87
Settled in cash	—	(14,463)	$24.88	—	(25,066)	$24.70
Forfeited	(82,212)	—	$24.79	(129,089)	—	$24.77
Outstanding, end of period
Non-vested	9,029,479	—	$24.98	9,029,479	—	$24.98
Vested	—	29,536	$24.60	—	29,536	$24.60

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted share units

Periods ended June 30, 2021	Three months				Six months
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
			grant-date				grant-date
	Non-vested	Vested	fair value		Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	2,039,588	—	US$	13.55	1,383,642	—	US$	7.94
Granted – initial award	657,525	—	US$	29.17	1,327,817	—	US$	27.06
Vested	(365,150)	365,150	US$	6.18	(365,150)	365,150	US$	6.18
Forfeited	(9,766)	—	US$	8.47	(24,112)	—	US$	7.37
Outstanding, end of period
Non-vested	2,322,197	—	US$	17.39	2,322,197	—	US$	17.39
Vested	—	365,150	US$	6.18	—	365,150	US$	6.18

TELUS Corporation share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2021	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price	options	option price [1]
Outstanding, beginning of period	3,213,300	$21.92	3,014,700	$21.59
Granted	75,600	$26.29	324,300	$25.96
Forfeited	(79,700)	$21.66	(129,800)	$21.62
Outstanding, end of period	3,209,200	$22.03	3,209,200	$22.03

1	The weighted average remaining contractual life is 5.9 years. No options were exercisable as at the balance sheet date.

Schedule of weighted average fair value of share option award granted

Periods ended June 30, 2021	Three months	Six months
Share option award fair value (per share option)	$0.95	$0.93
Risk-free interest rate	0.80%	0.79%
Expected lives [1] (years)	4.25	4.25
Expected volatility	12.6%	12.5%
Dividend yield	4.8%	4.8%

1	The maximum contractual term of the share option awards granted in 2021 was seven years.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2021	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
		Weighted					Weighted
	Number	average		Number	Share	Number	average		Number	Share
	of share	share option		of share	option	of share	share option		of share	option
	options	price		options	price	options	price [1]		options	price
Outstanding, beginning of period	4,092,969	US$	9.59	—	$—	3,922,056	US$	6.94	242,244	$4.75
Granted	—	US$	—	—	$—	579,949	US$	25.00	—	$—
Exercised	—	US$	—	—	$—	(409,036)	US$	6.06	(242,244)	$4.75
Outstanding, end of period	4,092,969	US$	9.59	—	$—	4,092,969	US$	9.59	—	$—
Exercisable, end of period	2,858,387	US$	6.95	—	$—	2,858,387	US$	6.95	—	$—

1	For 3,513,020 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 6.3 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 9.6 years.

Schedule of weighted average fair value of share option award granted

Periods ended June 30, 2021	Six months
Share option award fair value (per share option)	US$	5.34
Risk-free interest rate		0.73%
Expected lives [1] (years)		6.5
Expected volatility [2]		19.3%
Dividend yield		NIL %

1	The maximum contractual term of the share option awards granted in 2021 was ten years.
2	Estimated by taking the average historical price volatility of industry peers observed over a period equivalent to the expected term of the share options.